Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Contract revenue	$ 0	$ 3,050
Operating expenses:
Research and development	4,525	9,280
General and administrative	4,871	4,208
Total operating expenses	9,396	13,488
Loss from operations	(9,396)	(10,438)
Other income (expense):
Interest income	10	22
Interest expense	(822)	(841)
Other income, net	135	2
Net loss	(10,073)	(11,255)
Net income (loss) attributable to common stockholders	243,994	(23,899)
Net loss	(10,073)	(11,255)
Other comprehensive loss/income:
Unrealized gains (losses) on marketable securities	2	(2)
Other comprehensive income (loss)	2	(2)
Comprehensive loss	$ (10,071)	$ (11,257)
Basic net income (loss) per common share	$ 103.52	$ (4,128.71)
Weighted average common shares outstanding used to calculate basic net income (loss) per common share	2,357,036	5,788
Diluted net loss per common share	$ (3.54)	$ (4,128.71)
Weighted average common shares outstanding used to calculate diluted net loss per common share	2,845,609	5,788